Federated Hermes Municipal High Yield Advantage Fund Expense Example, No Redemption - Federated Hermes Municipal High Yield Advantage Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 553
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	1,686
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,930
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	$ 1,002